                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1998

                                       FOR
                           LARGE CAP GROWTH PORTFOLIO
                            LARGE CAP VALUE PORTFOLIO
                           SMALL CAP GROWTH PORTFOLIO
                            SMALL CAP VALUE PORTFOLIO
                          INTERMEDIATE INCOME PORTFOLIO
                             FOREIGN BOND PORTFOLIO
                             INTERNATIONAL PORTFOLIO
                              SHORT-TERM PORTFOLIO

                                  PREPARED FOR
                      CITISELECT(R) PORTFOLIOS SHAREHOLDERS

TABLE OF CONTENTS

LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments                                                     1
 ..............................................................................
Statement of Assets and Liabilities                                          3
 ..............................................................................
Statement of Operations                                                      3
 ..............................................................................
Statement of Changes in Net Assets                                           4
 ..............................................................................
Financial Highlights                                                         4
 ..............................................................................
Notes to Financial Statements                                                5
 ..............................................................................

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments                                                     8
 ..............................................................................
Statement of Assets and Liabilities                                         10
 ..............................................................................
Statement of Operations                                                     10
 ..............................................................................
Statement of Changes in Net Assets                                          11
 ..............................................................................
Financial Highlights                                                        11
 ..............................................................................
Notes to Financial Statements                                               12
 ..............................................................................

SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments                                                    15
 ..............................................................................
Statement of Assets and Liabilities                                         17
 ..............................................................................
Statement of Operations                                                     17
 ..............................................................................
Statement of Changes in Net Assets                                          18
 ..............................................................................
Financial Highlights                                                        18
 ..............................................................................
Notes to Financial Statements                                               19
 ..............................................................................

SMALL CAP VALUE PORTFOLIO

Portfolio of Investments                                                    22
 ..............................................................................
Statement of Assets and Liabilities                                         24
 ..............................................................................
Statement of Operations                                                     24
 ..............................................................................
Statement of Changes in Net Assets                                          25
 ..............................................................................
Financial Highlights                                                        25
 ..............................................................................
Notes to Financial Statements                                               26
 ..............................................................................

INTERMEDIATE INCOME PORTFOLIO

Portfolio of Investments                                                    29
 ..............................................................................
Statement of Assets and Liabilities                                         31
 ..............................................................................
Statement of Operations                                                     31
 ..............................................................................
Statement of Changes in Net Assets                                          32
 ..............................................................................
Financial Highlights                                                        32
 ..............................................................................
Notes to Financial Statements                                               33
 ..............................................................................

FOREIGN BOND PORTFOLIO

Portfolio of Investments                                                    35
 ..............................................................................
Statement of Assets and Liabilities                                         40
 ..............................................................................
Statement of Operations                                                     40
 ..............................................................................
Statement of Changes in Net Assets                                          41
 ..............................................................................
Financial Highlights                                                        41
 ..............................................................................
Notes to Financial Statements                                               42
 ..............................................................................

INTERNATIONAL PORTFOLIO

Portfolio of Investments                                                    47
 ..............................................................................
Statement of Assets and Liabilities                                         49
 ..............................................................................
Statement of Operations                                                     49
 ..............................................................................
Statement of Changes in Net Assets                                          50
 ..............................................................................
Financial Highlights                                                        50
 ..............................................................................
Notes to Financial Statements                                               51
 ..............................................................................

SHORT.TERM PORTFOLIO

Portfolio of Investments                                                    55
 ..............................................................................
Statement of Assets and Liabilities                                         56
 ..............................................................................
Statement of Operations                                                     56
 ..............................................................................
Statement of Changes in Net Assets                                          57
 ..............................................................................
Financial Highlights                                                        57
 ..............................................................................
Notes to Financial Statements                                               58
 ..............................................................................

LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         April 30, 1998
(Unaudited)

ISSUER                                                  SHARES        VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--98.8%
-------------------------------------------------------------------------------
BASIC INDUSTRIES -- 9.2%
-------------------------------------------------------------------------------
AirProducts & Chemicals Inc.                              5,600    $    486,850
Cabot Corp.                                              22,300         801,406
Dow Chemical Co.                                         15,000       1,450,312
E. I. du Pont de Nemours & Co.                           20,100       1,463,531
FMC Corp.*                                               15,700       1,217,731
Great Lakes Chemical Corp.                               42,000       2,110,500
IMC Global Inc.                                          37,000       1,332,000
Inland Steel Industries Inc.                             39,600       1,160,775
Lubrizol Corp.                                           20,700         763,313
Reynolds Metals Co.                                       3,300         217,800
Rohm & Haas Co.                                          16,200       1,746,563
Westvaco Corp.                                           20,900         633,531
                                                                   ------------
                                                                     13,384,312
                                                                   ------------
CAPITAL GOODS -- 8.1%
-------------------------------------------------------------------------------
Arrow Electronics Inc.*                                  37,800       1,032,413
Caterpillar Inc.                                         18,800       1,070,425
Cummins Engine Inc.                                      58,900       3,202,687
Deere & Co.                                                 700          40,906
Harnischfeger Industries Inc.                            61,800       1,745,850
Kennametal Inc.                                          34,700       1,849,944
Parker Hannifin Corp.                                    35,750       1,595,344
Tecumseh Products Co.                                    25,500       1,284,562
                                                                   ------------
                                                                     11,822,131
                                                                   ------------
CONSUMER BASICS -- 8.4%
-------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp.                            56,800       1,870,850
IBP Inc.                                                 38,400         792,000
Mallinckrodt Inc.                                        32,200       1,038,450
Maxicare Health Plans Inc.*                              30,000         315,000
Philip Morris Companies Inc.                             72,500       2,705,156
RJR Nabisco Holdings Corp.                               78,400       2,180,500
Tupperware Corp.                                         29,600         801,050
Universal Foods Corp.                                    34,300       1,734,294
Vencor Inc.*                                             29,800         808,325
                                                                   ------------
                                                                     12,245,625
                                                                   ------------
CONSUMER DURABLES -- 11.8%
-------------------------------------------------------------------------------
Chrysler Corp.                                           38,700       1,555,256
Dana Corp.                                               28,300       1,673,238
Eaton Corp.                                              10,000         923,750
Ford Motor Co.                                          112,600       5,158,487
General Motors Corp.                                     66,200       4,460,225
Goodyear Tire and Rubber                                 48,600       3,402,000
                                                                   ------------
                                                                     17,172,956
                                                                   ------------
CONSUMER NON-DURABLES -- 9.1%
-------------------------------------------------------------------------------
Dillards Inc.                                            45,900       1,681,088
Federated Department Stores Inc.*                        28,700       1,411,681
Russell Corp.                                            31,100         839,700
Sears Roebuck & Co.                                      29,100       1,725,994
Springs Industries Inc.                                  24,500       1,349,031
Toys "R" Us Inc.*                                        99,800       2,750,737
V F Corp.                                                50,100       2,605,200
Woolworth Corp.*                                         36,700         844,100
                                                                   ------------
                                                                     13,207,531
                                                                   ------------
CONSUMER SERVICES -- 2.1%
-------------------------------------------------------------------------------
AMR Corp. *                                              10,600       1,615,175
Delta Airlines Inc.                                      12,500       1,453,125
                                                                   ------------
                                                                      3,068,300
                                                                   ------------
ENERGY -- 8.0%
-------------------------------------------------------------------------------
Amoco Corp.                                              18,200         805,350
Atlantic Richfield Co.                                   20,600       1,606,800
British Petroleum PLC                                    20,100       1,899,450
Nabors Industries Inc.*                                  34,800         876,525
Phillips Petroleum Co.                                   35,200       1,744,600
Repsol                                                   31,100       1,700,781
Ultra Mar Diamond Shamrock                               37,000       1,195,563
YPF Sociedad Anonima                                     52,200       1,820,475
                                                                   ------------
                                                                     11,649,544
                                                                   ------------
FINANCE -- 21.7%
-------------------------------------------------------------------------------
Allstate Corp.                                           23,200       2,233,000
American General Corp.                                   22,700       1,512,388
Associates First Capital Corp.                               86           6,429
Case Corp.                                               63,800       4,055,287
Chase Manhattan Corp.                                    28,100       3,893,606
Chubb Corp.                                              12,300         970,931
Cigna Corp.                                              11,900       2,462,556
Crestar Financial Corp.                                  14,300         855,319
Everest Reinsurance Holdings                             39,900       1,645,875
First Union Corp.                                        57,100       3,447,413
Foundation Health Systems*                               62,990       1,822,773
Loews Corp.                                              10,600       1,060,662
Mellon Bank Corp.                                         5,000         360,000
Nationsbank Corp.                                        16,300       1,234,725
Old Republic International Corp.                         35,000       1,583,750
Reliastar Financial Corp.                                35,300       1,610,563
Republic NY Corp.                                        11,700       1,564,875
Transatlantic Holdings Inc.                              16,750       1,286,609
                                                                   ------------
                                                                     31,606,761
                                                                   ------------
GENERAL BUSINESS -- 1.3%
-------------------------------------------------------------------------------
Olsten Corp.                                             86,500       1,183,969
Standard Register                                        16,400         654,975
                                                                   ------------
                                                                      1,838,944
                                                                   ------------
Miscellaneous -- 5.5%
-------------------------------------------------------------------------------
Aeroquip Vickers Inc.                                    58,900       3,743,831
Beckman Coulter Inc.                                     42,200       2,350,013
Hartford Financial Services Group                        17,500       1,938,125
Raytheon Co.                                                 85           4,691
                                                                   ------------
                                                                      8,036,660
                                                                   ------------
SHELTER -- 1.9%
-------------------------------------------------------------------------------
Owens Corning                                            65,100       2,705,719
                                                                   ------------
TECHNOLOGY -- 8.2%
-------------------------------------------------------------------------------
Avnet Inc.                                               26,800       1,653,225
International Business Machines                          39,100       4,530,712
Seagate Technology*                                         100           2,669
Stratus Computer Inc.*                                   53,900       2,348,019
Tektronix Inc.                                           48,900       2,102,700
TRW Inc.                                                 24,300       1,283,344
                                                                   ------------
                                                                     11,920,669
                                                                   ------------
TRANSPORTATION -- 0.8%
-------------------------------------------------------------------------------
CSX Corp.                                                 21,80       1,144,500
                                                                   ------------
UTILITIES -- 2.7%
-------------------------------------------------------------------------------
Cinergy Corp.                                            16,400         571,950
DTE Energy Co.                                           26,500       1,038,469
Duke Power Co.                                           13,753         795,955
Entergy Corp.                                            27,200         676,600
GPU Inc.                                                 22,800         903,450
                                                                   ------------
                                                                      3,986,424
                                                                   ------------
TOTAL COMMON STOCKS                                                 143,790,076
                                                                   ------------
SHORT TERM OBLIGATIONS -- 2.4%
-------------------------------------------------------------------------------
State Street Bank & Trust Repurchase
   Agreement 5.00% due 5/01/98 proceeds
   at maturity $3,446,479 (collateralized
   by $3,465,000 U.S. Treasury Notes 5.875%
   due 2/15/00)                                                    $  3,446,000
                                                                   ------------
TOTAL INVESTMENTS
(Identified Cost $125,610,932)                            101.2%    147,236,076
OTHER ASSETS, LESS LIABILITIES                             (1.2)%    (1,760,937)
                                                          -----    ------------
NET ASSETS                                                100.0%   $145,475,139
                                                          =====    ============
* Non income producing

See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $125,610,932)     $147,236,076
Cash                                                                        719
Receivable for investments sold                                         533,208
Dividends and interest receivable                                       134,070
-------------------------------------------------------------------------------
 Total assets                                                       147,904,073
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     2,294,876
Payable to affiliates--Management fee (Note 2)                           72,041
Accrued expenses and other liabilities                                   62,017
-------------------------------------------------------------------------------
 Total liabilities                                                    2,428,934
-------------------------------------------------------------------------------
NET ASSETS                                                         $145,475,139
-------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $145,475,139
-------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS)
TO APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Dividend income                                     $1,110,593
Interest income                                         55,129
-------------------------------------------------------------------------------
 Total investment income                                            $ 1,165,722
-------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               368,653
Custodian and Fund Accounting fees                      83,967
Auditing fees                                           13,700
Legal fees                                               8,730
Trustee fees                                             2,426
Miscellaneous                                            1,592
-------------------------------------------------------------------------------
 Total expenses                                                         479,068
-------------------------------------------------------------------------------
Net investment income                                                   686,654
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net unrealized appreciation of investments          21,625,144
Less unrealized appreciation from contributed
  assets (Note 1)                                   11,022,146
-------------------------------------------------------------------------------
Unrealized appreciation of investments                               10,602,998
Net realized gain from investment transactions                        4,519,545
-------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                     15,122,543

-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $15,809,197
-------------------------------------------------------------------------------

See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                               $   686,654
Net realized gain on investment transactions                          4,519,545
Unrealized appreciation of investments                               10,602,998
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 15,809,197
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         263,527,408
Value of withdrawals                                               (133,861,466)
-------------------------------------------------------------------------------
Net increase in net assets from capital transactions                129,665,942
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                                         145,475,139
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                      --
-------------------------------------------------------------------------------
End of period                                                      $145,475,139
-------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $145,475
Ratio of expenses to average net assets                                   0.78%*
Ratio of net investment income to average net assets                      1.12%*
Portfolio turnover                                                          15%
-------------------------------------------------------------------------------
 *  Annualized

See notes to financial statements

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Value Portfolio (the "Portfolio"), a separate series of The Asset Allocation Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997 (Commencement of Operation) the CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 transferred a portion of its investable assets in amount of $12,341,545, $34,373,886, $39,082,974 and $16,297,323 including $1,229,530, $3,795,385, $4,553,306 and
$1,443,925, respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank, amounted to $122,068 for the period November 1, 1997 (Commencement of Operations) to April 30, 1998. The Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the
Subadvisor: 0.625% on the first $25 million; 0.375% on the next $75 million; 0.250% on the next $400 million; and 0.20% on assets in excess of $500 million. The fees paid to the Subadviser amounted to $246,585 for the period November 1, 1997 (Commencement of Operations) to April 30, 1998. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $51,684,972 and $23,424,634 respectively, for the period ended April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $125,610,932
------------------------------------------------------------------------------
Gross unrealized appreciation                                     $ 24,403,389
Gross unrealized depreciation                                       (2,778,245)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 21,625,144
------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with the other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to April 30, 1998, the commitment fee allocated to the Portfolio was $1,110. Since the line of credit was established, there have been no borrowings.

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         April 30, 1998
(Unaudited)

ISSUER                                                 SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS -- 97.9%
-------------------------------------------------------------------------------
BASIC INDUSTRIES -- 8.0%
-------------------------------------------------------------------------------
Atchison Casting Corp.*                                161,900     $  3,065,981
Carpenter Technology Corp.                              19,900        1,155,444
Giant Cement Holdings Inc.*                              7,900          223,175
Keystone Consolidated Industries Inc.*                 250,800        2,962,575
LTV Corp.                                              476,000        6,188,000
Oil-Dri Corp. of America                               205,600        3,276,750
Reliance Steel and Aluminum Co.                         58,800        2,374,050
Tuscarora Inc.                                          12,900          206,400
                                                                   ------------
                                                                     19,452,375
                                                                   ------------
CAPITAL GOODS -- 14.6%
-------------------------------------------------------------------------------
American Buildings Co.*                                 75,600        2,627,100
Astro-Med Inc.                                          44,500          322,625
Commercial Intertech Corp.                             155,900        3,361,594
D.R. Horton Inc.                                       188,300        3,471,781
ESCO Electronics Corp.*                                187,600        3,447,150
Global Industrial Technologies Inc.*                   215,800        3,870,912
JLG Industries Inc.                                    403,200        6,577,200
Perini Corp.*                                           62,900          625,069
Speedfam International Inc.*                            86,500        2,508,500
Ultrak Inc.*                                           354,700        3,547,000
United Industrial Corp.                                393,400        5,065,025
                                                                   ------------
                                                                     35,423,956
                                                                   ------------
CONSUMER BASICS -- 15.5%
-------------------------------------------------------------------------------
Cohr Inc.*                                             290,100        2,266,406
Dimon Inc.                                             332,900        4,868,663
Ekco Group Inc.*                                       611,100        4,468,669
MMI Companies Inc.                                     185,000        4,347,500
Matrix Pharmaceuticals, Inc.*                          382,800        1,722,600
Nash Finch Co.                                          95,000        1,864,375
Orthologic Corp.*                                      362,000        2,172,000
RLI Corp.                                               50,700        2,750,475
Schultz Sav-O Stores Inc.                              150,950        2,415,200
Schweitzer-Mauduit International Inc.                  110,300        3,667,475
Standard Commercial Corp.*                             438,400        5,808,800
ThermoTrex Corp.*                                       61,100        1,218,181
                                                                   ------------
                                                                     37,570,344
                                                                   ------------
CONSUMER DURABLE GOODS -- 6.0%
-------------------------------------------------------------------------------
Cavalier Homes Inc.                                    165,440        1,985,280
Coachmen Industries Inc.                               186,500        4,639,187
Flexsteel Industries Inc.                              127,700        1,779,819
Haskel International Inc.                              150,600        1,524,825
Myers Industries Inc.                                   35,000          870,625
Republic Automotive Parts Inc.*                         81,100        1,601,725
West Co. Inc.                                           76,600        2,365,025
                                                                   ------------
                                                                     14,766,486
                                                                   ------------
CONSUMER NON-DURABLES -- 3.8%
-------------------------------------------------------------------------------
Brookstone Inc.*                                       152,500        2,192,187
Haverty Furniture Companies Inc.                        58,600        1,296,525
Little Switzerland Inc.*                               300,000        2,400,000
Ridgeview Inc.                                          16,900          101,400
Syms Corp.*                                            218,700        3,239,494
                                                                   ------------
                                                                      9,229,606
                                                                   ------------
CONSUMER SERVICES -- 3.1%
-------------------------------------------------------------------------------
Aztar Corp.*                                           407,700        3,185,156
Cannondale Corp.*                                      266,400        4,229,100
                                                                   ------------
                                                                      7,414,256
                                                                   ------------
ENERGY -- 1.6%
-------------------------------------------------------------------------------
Atwood Oceanics Inc.*                                   33,100        1,810,157
Nuevo Energy Co.                                        57,400        2,029,635
                                                                   ------------
                                                                      3,839,792
                                                                   ------------
FINANCE -- 13.4%
-------------------------------------------------------------------------------
Allied Life Financial Corp.                            119,600        2,870,400
Acceptance Insurance Co.                                25,800          588,562
BankAtlantic Bancorp Inc. Class A                       44,900          614,569
Centris Group Inc.                                     182,400        2,587,800
Downey Financial Corp.                                  97,674        3,388,067
FBL Financial Group Inc. Class A                        85,600        2,461,000
Farm Family Holdings Inc.*                              76,400        3,041,675
Flagstar Bancorp Inc.                                  138,200        3,878,238
GA Financial Inc.                                       86,400        1,706,400
Matrix Capital Corp.*                                  141,200        3,777,100
Ocwen Asset Investment Corp.                            92,800        1,705,200
Penn-America Group Inc.                                 26,800          552,750
Presidential Life Corp.                                 28,600          582,725
Professionals Insurance Company Management Group*       27,300        1,126,125
Seibels Bruce Group Inc.*                              343,400        2,747,200
Wilshire Financial Services Group Inc.*                 37,500          904,688
                                                                   ------------
                                                                     32,532,499
                                                                   ------------
GENERAL BUSINESS -- 1.7%
-------------------------------------------------------------------------------
Ennis Business Forms Inc.                              339,000        4,068,000
                                                                   ------------
MISCELLANEOUS -- 10.5%
-------------------------------------------------------------------------------
Aehr Test Systems*                                     294,700        1,805,036
Commonwealth Industries Inc.                           135,100        2,296,700
Duckwall-Alco Stores Inc.*                             133,500        2,436,375
Flowserve Corp.                                        119,300        3,564,088
Kevco Inc.*                                             70,900        1,648,425
Ladish Inc.*                                           207,000        3,208,500
Manchester Equipment Inc.*                             169,400          656,425
Rockshox Inc.                                          188,800        1,062,000
Rush Enterprises Inc.*                                  85,300        1,023,600
Spacehab Inc.*                                         233,000        2,592,125
Spectralink Corp.*                                     126,700          554,312
Symons International Group Inc.                         84,400        1,582,500
Tropical Sportswear International Corp.*               111,300        1,892,100
Unisource Worldwide Inc.                                88,500        1,122,844
                                                                   ------------
                                                                     25,445,030
                                                                   ------------
SHELTER -- 9.3%
-------------------------------------------------------------------------------
Ameron International Corp.                              42,600        2,625,225
Beazer Homes USA Inc.*                                 186,000        4,533,750
Butler Manufacturing Co.                                34,900        1,302,206
Engle Homes Inc.                                        33,300          511,988
Morgan Products Ltd.*                                  425,600        2,553,600
Patrick Industries Inc.                                131,500        2,104,000
Ryland Group Inc.                                      153,300        3,209,719
Southern Energy Homes Inc.*                            238,000        2,632,875
U.S. Home Corp.*                                        73,100        3,033,650
                                                                   ------------
                                                                     22,507,013
                                                                   ------------
TECHNOLOGY -- 5.7%
-------------------------------------------------------------------------------
Alliant Techsystems Inc.*                               42,000        2,685,375
Interlink Computer Sciences Inc.*                      176,600          916,112
Komag Inc.*                                            331,000        5,130,500
Radisys Corp.*                                           3,400           92,651
Read-Rite Corp.*                                       221,700        3,062,231
Trident Microsystems Inc.*                             254,300        1,946,984
                                                                   ------------
                                                                     13,833,853
                                                                   ------------
TRANSPORTATION -- 4.6%
-------------------------------------------------------------------------------
Fritz Companies Inc.*                                  243,900        3,567,038
Kenan Transport Co.                                     70,200        2,316,600
Motor Cargo Industries Inc.*                           253,000        3,162,500
Oshkosh Truck Corp. Class B                            115,000        2,256,875
                                                                   ------------
                                                                     11,303,013
                                                                   ------------
UTILITIES -- 0.1%
-------------------------------------------------------------------------------
NRG Generating (U.S.) Inc.*                             14,700          222,337
                                                                   ------------
TOTAL COMMON STOCKS                                                 237,608,560
                                                                   ------------
SHORT-TERM -- 4.3%
-------------------------------------------------------------------------------
State Street Bank Repurchase Agreement 5.00% due
   05/01/98 proceeds at maturity $10,414,446
   (collateralized by $6,755,000 U.S. Treasury
   Bonds 11.25% due 2/15/15 valued at $10,622,427)                   10,413,000
                                                                   ------------
TOTAL INVESTMENTS
   (Identified Cost $210,661,984)                        102.2%     248,021,560
OTHER ASSETS, LESS LIABILITIES                            (2.2)      (5,457,170)
                                                         -----     ------------
NET ASSETS                                               100.0%    $242,564,390
                                                         =====     ============

* Non income producing securities.

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $210,661,984)      $248,021,560
Cash                                                                         555
Receivable for securities sold                                            96,797
Dividend and interest receivable                                         120,724
--------------------------------------------------------------------------------
 Total assets                                                        248,239,636
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                      5,441,013
Payable to affiliates-- Management fees (Note 2)                         146,357
Accrued expenses and other liabilities                                    87,876
--------------------------------------------------------------------------------
 Total liabilities                                                     5,675,246
--------------------------------------------------------------------------------
NET ASSETS                                                          $242,564,390
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                            $242,564,390
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income                                            $   828,770
  Interest income                                                199,331
------------------------------------------------------------------------------------------
                                                                               $ 1,028,101
------------------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                         726,124
Custody and Fund Accounting fees                                 105,699
Audit fees                                                        13,650
Legal fees                                                         9,730
Trustees fees                                                      2,548
Miscellaneous                                                      3,916
-------------------------------------------------------------------------------------------
  Total expenses                                                                    861,667
-------------------------------------------------------------------------------------------
Net investment income                                                               166,434
-------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net change in unrealized appreciation of investments          37,359,576
Less realized appreciation from contributed assets            30,313,261
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                              7,046,315
Net realized gain from investment transactions                                    7,176,125
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                14,222,440
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $14,388,874
-------------------------------------------------------------------------------------------

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                              $    166,434
Net realized gain on investment transactions                          7,176,125
Net change in unrealized appreciation of investments                  7,046,315
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 14,388,874
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         403,785,426
Value of withdrawals                                               (175,609,910)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions                228,175,516
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                                         242,564,390
NET ASSETS:
Beginning of period                                                          --
--------------------------------------------------------------------------------
End of period                                                      $242,564,390
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                              $242,564
Ratio of expenses to average net assets                                   0.89%*
Ratio of net investment income to average net assets                      0.17%*
Portfolio turnover                                                          12%
--------------------------------------------------------------------------------

 *  Annualized

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Value Portfolio (the "Portfolio"), a separate series of The Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997, the CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $16,913,632, $42,092,855, $81,236,129 and
$40,503,947 including $2,712,350, $7,246,592, $14,228,135 and $6,126,184,
respectively of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to Franklin Advisory Services, Inc. ("the Subadviser"). Citibank is a wholly owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank, amounted to $193,543 for the period November 1, 1997 (Commencement of Operations) to April 30, 1998. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the Subadviser: 0.55% on first $250 million and 0.50% on remaining assets.

   The management fees paid to the Subadviser amounted to $532,581 for the period November 1, 1997 (Commencement of Operations) to April 30, 1998.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $70,683,982 and $23,879,792, respectively, for the period November 1, 1997 (Commencement of Operations) to April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                               $210,661,984
--------------------------------------------------------------------------------
Gross unrealized appreciation                                $ 46,745,403
Gross unrealized depreciation                                  (9,385,827)
--------------------------------------------------------------------------------
Net unrealized appreciation                                  $ 37,359,576
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with the other CitiFunds entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to April 30, 1998, the commitment fee allocated to the Portfolio was $110. Since the line of credit was established, there have been no borrowings.

INTERMEDIATE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS   April 30, 1998
(Unaudited)

                                                     PRINCIPAL
ISSUER                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------
FIXED INCOME -- 97.2%
-------------------------------------------------------------------------------
ASSET BACKED -- 22.3%
-------------------------------------------------------------------------------
Aames Mortgage Trust
   6.59% due 6/15/24                               $  1,974,000    $  1,986,574
Aesop Funding II LLC
   6.14% due 5/20/06                                  3,600,000       3,585,938
Asset Securitization Corp.
   6.50% due 2/14/41                                  3,193,318       3,225,251
   6.85% due 2/14/41                                  1,600,000       1,649,750
California Infrastructure & Economic Development
   6.38% due 9/25/08                                  1,225,000       1,240,264
   6.42% due 9/25/08                                  1,000,000       1,015,650
Contimortgage Home Equity Loan Trust
   6.28% due 1/15/13                                  2,000,000       1,996,860
   6.87% due 3/15/24                                  1,740,000       1,748,317
GMAC Commercial Mortgage Securities Corp.
   6.83% due 12/15/03                                 3,303,085       3,364,501
   7.22% due 10/15/28                                   500,000         522,130
Green Tree Financial Corp.
   7.65% due 4/15/27                                  3,000,000       3,078,750
J.P. Morgan Commercial Mortgage Finance Corp.
   6.373% due 1/15/30                                 1,457,463       1,465,661
Money Store Residential Trust
   6.42% due 4/15/06                                  2,202,529       2,204,269
Morgan Stanley Capital Inc.
   6.44% due 1/15/28                                  1,800,000       1,812,094
   6.55% due 12/15/07                                 1,500,000       1,514,766
Nissan Auto Receivables Grantor Trust
   6.15% due 2/17/03                                  3,867,766       3,878,635
Nomura Asset Securitization Corp.
   6.979% due 3/17/28                                 1,300,000       1,319,500
SLM Student Loan Trust
   5.783% due 1/25/07                                 2,500,000       2,500,500
Structured Asset Securities Corp.
   5.976 due 1/25/13                                  1,775,000       1,774,445
   6.79% due 6/12/04                                  2,789,044       2,856,592
UCFC Loan Trust
   6.80% due 2/15/12                                  4,000,000       4,018,560
                                                                   ------------
                                                                     46,759,007
                                                                   ------------
CORPORATE BONDS -- 14.1%
-------------------------------------------------------------------------------
Allied Signal Inc.
   6.20% 2/01/08                                      1,780,000       1,768,323
Atlantic City Electric Co.
   7.01% due 8/23/02                                  1,495,000       1,545,905
Commonwealth Edison Electric Co.
   7.00% due 7/01/05                                  2,043,000       2,108,764
Computer Associates International Inc.
   6.375% due 4/15/05                                   940,000         932,950
Credit Suisse First Boston
   6.50% 5/01/08                                      1,315,000       1,311,581
Detroit Edison Co.
   6.69% due 3/17/03                                  1,000,000       1,020,420
Equitable Life Assurance Co.
   6.95% due 12/01/05                                 2,275,000       2,331,283
GTE Corp.
   6.36% due 4/15/06                                  2,225,000       2,215,388
Jackson National Life Insurance Co.
   8.15% due 3/15/27                                  1,890,000       2,071,969
Lehman Brothers Holdings Inc.
   6.00% due 2/26/01                                    900,000         895,347
   6.15% due 3/15/00                                    900,000         900,675
Lockheed Martin Corp.
   7.20% due 5/01/36                                  1,390,000       1,512,918
Merrill Lynch & Co., Inc.
   6.00% due 2/12/03                                    720,000         714,161
Occidental Petroleum Corp.
   6.40% due 4/01/03                                  2,125,000       2,120,346
Petroleum Geographic Services
   6.625% due 3/30/08                                 1,460,000       1,456,569
Philadelphia Electric Co.
   7.125% due 9/01/02                                   700,000         720,706
Raytheon Co.
   5.95% due 3/15/01                                    480,000         478,291
   6.30% due 3/15/05                                    725,000         721,592
Sears Roebuck Corp.
   6.00% due 3/20/03                                  1,860,000       1,842,776
Sony Corp.
   6.125% due 3/04/03                                 1,100,000       1,096,656
Suntrust Banks Inc.
   6.00% due 1/15/28                                  1,800,000       1,748,466
                                                                   ------------
                                                                     29,515,086
                                                                   ------------
MORTGAGE BACKED -- 18.8%
-------------------------------------------------------------------------------
CMC Securities Corp.
   7.00% due 10/25/27                                 2,847,014       2,860,594
CWMBS Inc.
   6.75% due 10/25/27                                 1,919,633       1,922,897
   6.75% due 4/25/28                                  4,577,222       4,590,084
   7.50% due 9/25/14                                  1,447,422       1,454,196
Federal Home Loan Mortgage Corp.
   6.00% due 8/01/00                                  4,132,679       4,121,603
   6.00% due 3/15/09                                  1,156,012       1,103,263
   6.50% due 2/01/11                                     90,409          91,228
   6.50% due 4/01/11                                    287,303         289,906
   6.50% due 7/01/11                                    395,111         398,690
   6.50% due 8/01/11                                     86,371          87,153
   6.50% due 9/15/22                                  2,281,584       2,240,218
Federal National Mortgage Association
   6.50% due 5/01/11                                    444,841         446,923
   6.50% due 7/01/11                                    381,495         382,803
   6.50% due 8/25/22                                  1,500,000       1,465,808
   7.00% due 6/01/03                                    329,207         334,145
   7.00% due 7/01/03                                    927,969         941,888
   7.35% due 8/17/21                                  1,940,690       2,061,377
   8.00% due 5/01/26                                    747,508         774,680
   8.00% due 6/01/26                                    434,699         450,508
   8.00% due 7/01/26                                    181,439         188,044
First Union Lehman Brothers Mortgage Trust
   6.479% due 3/18/04                                   958,472         967,923
   6.65% due 12/17/07                                 4,500,000       4,552,335
Government National Mortgage Association
   7.25% due 10/16/22                                   703,097         709,249
Norwest Asset Securitization Corp.
   6.75% due 2/25/13                                  5,138,628       5,155,362
Residential Fundings Mortgage Securitization Inc.
   6.50% due 3/25/13                                  1,917,000       1,896,033
                                                                   ------------
                                                                     39,486,910
                                                                   ------------
U. S. TREASURY OBLIGATIONS -- 41.2%
-------------------------------------------------------------------------------
United States Treasury Bonds
   6.875% due 8/15/25                                   975,000       1,083,625
   6.50% due 11/15/26                                   250,000         266,055
   6.625% due 2/15/27                                 1,000,000       1,082,340
   6.125% due 11/15/27                                2,000,000       2,046,240
                                                                   ------------
                                                                      4,478,260
                                                                   ------------
United States Treasury Notes
   6.00% due 5/31/98                                  4,040,000       4,043,151
   6.375% due 5/15/99                                12,145,000      12,238,031
   5.875% due 11/15/99                                3,316,000       3,329,463
   5.625% due 4/30/00                                 2,000,000       2,001,880
   6.50% due 5/31/01                                 21,225,000      21,735,674
   6.25% due 1/31/02                                  5,084,000       5,181,714
   6.50% due 5/31/02                                  4,890,000       5,034,402
   6.25% due 6/30/02                                 14,300,000      14,597,154
   5.875% due 9/30/02                                 2,800,000       2,820,552
   5.50% due 3/31/03                                  5,400,000       5,364,576
   6.875% due 5/15/06                                 3,770,000       4,036,237
   6.50% due 10/15/06                                 1,400,000       1,466,934
                                                                   ------------
                                                                     81,849,768
                                                                   ------------
YANKEE BONDS -- 0.8%
-------------------------------------------------------------------------------
Embotelladora Andina SA
   7.00% due 10/01/07                                 1,705,000       1,661,745
                                                                   ------------
TOTAL FIXED INCOME                                                  203,750,776
                                                                   ------------
PREFERRED STOCKS -- 1.6%
-------------------------------------------------------------------------------
SI Financing Trust                                      120,000       3,240,000
                                                                   ------------
SHORT-TERM OBLIGATIONS -- 0.0%
-------------------------------------------------------------------------------
United States Treasury Bills
   4.74% due 6/11/98                                                     84,541
                                                                   ------------

TOTAL INVESTMENTS                                          98.8%    207,075,317
   (Identified Cost $204,816,632)
OTHER ASSETS, LESS LIABILITIES                              1.2       2,561,999
                                                          -----    ------------
Net Assets                                                100.0%   $209,637,316
                                                          =====    ============

See notes to financial statements

INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $204,816,632)     $207,075,317
Cash                                                                        532
Interest receivable                                                   2,688,533
Receivable for investments sold                                       1,356,562
-------------------------------------------------------------------------------
 Total assets                                                       211,120,944
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     1,311,581
Payable to affiliates--Management fees (Note 2)                          76,492
Accrued expenses and other liabilities                                   95,555
-------------------------------------------------------------------------------
 Total liabilities                                                    1,483,628
-------------------------------------------------------------------------------
NET ASSETS                                                         $209,637,316
-------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $209,637,316
-------------------------------------------------------------------------------

INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD
NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
INTEREST INCOME (NOTE 1B)                                            $5,807,353
EXPENSES:
Management fees (Note 2)                             $ 418,451
Custodian and Fund Accounting fees                     109,175
Audit fees                                              15,150
Legal fees                                               8,730
Trustees fees                                            2,546
Miscellaneous                                            3,782
-------------------------------------------------------------------------------
 Total expenses                                                         557,834
-------------------------------------------------------------------------------
Net investment income                                                 5,249,519
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net unrealized appreciation of investments           2,258,685
Less unrealized appreciation from contributed
  assets (Note 1)                                    2,724,761
-------------------------------------------------------------------------------
Unrealized depreciation on investments                                 (466,076)
Net realized gain from investment transactions                          568,594
-------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                 102,518
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $5,352,037
-------------------------------------------------------------------------------

See notes to financial statements

INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                              $  5,249,519
Net realized gain on investment transactions                            568,594
Unrealized depreciation of investments                                 (466,076)
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  5,352,037
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         301,410,005
Value of withdrawals                                                (97,124,726)
-------------------------------------------------------------------------------
Net increase in net assets from capital transactions                204,285,279
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                          209,637,316
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                        --
-------------------------------------------------------------------------------
End of period                                                      $209,637,316
-------------------------------------------------------------------------------

INTERMEDIATE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                          $  209,637
Ratio of expenses to average net assets                                  0.60%*
Ratio of net investment income to average net assets                     5.65%*
Portfolio turnover                                                         35%
-------------------------------------------------------------------------------
*Annualized

See notes to financial statements

INTERMEDIATE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Intermediate Income Portfolio (the "Portfolio"), a separate Series of the Asset Allocation Portfolios (the "Trust"), is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank") Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997 (Commencement of Operations) the CitiSelect Folio 200, CitiSelect Folio 300 and CitiSelect Folio 400, transferred a portion of its investable assets in the amount of $48,473,071, $89,250,334 and $23,537,184 including $806,088, $1,513,679 and $404,994, respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank, amounted to $418,451, for the period November 1, 1997 (Commencement of Operations) to April 30, 1998. The investment management fees are computed at the annual rate of 0.45% of the Portfolio's average daily net assets.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $120,036,562 and $66,596,324 respectively, for the period November 1, 1997 (Commencement of Operations) to April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $204,816,632
-------------------------------------------------------------------------------
Gross unrealized appreciation                                      $  2,452,888
Gross unrealized depreciation                                          (194,203)
-------------------------------------------------------------------------------
Net unrealized appreciation                                        $  2,258,685
-------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with the other CitiFunds Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to April 30, 1998, the commitment fee allocated to the Portfolio was $174. Since the line of credit was established, there have been no borrowings.

FOREIGN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS                                   April 30, 1998
(Unaudited)

                                        PRINCIPAL
ISSUER                                  CURRENCY        AMOUNT         VALUE
-------------------------------------------------------------------------------
FIXED INCOME -- 87.7%
-------------------------------------------------------------------------------
AUSTRALIA -- 7.6%
Australia Government Bonds
13.00% due 7/15/00                        AUD         9,490,000    $  7,196,387
9.50% due 8/15/03                         AUD         3,670,000       2,825,137
10.00% due 2/15/06                        AUD           100,000          82,294
10.00% due 10/15/07                       AUD           530,000         450,576
8.75% due 8/15/08                         AUD         3,600,000       2,860,691
7.50% due 9/15/09                         AUD         9,483,000       7,003,973
                                                                   ------------
                                                                     20,419,058
                                                                   ------------
BELGIUM -- 0.2%
Kingdom of Belgium
9.00% due 3/28/03                         BF          1,600,000          51,147
8.50% due 10/01/07                        BF         12,800,000         431,798
                                                                   ------------
                                                                        482,945
                                                                   ------------
CANADA -- 10.9%
Canadian Government Bonds
9.00% due 12/01/04                        CAD         6,100,000       5,130,066
7.25% due 6/01/07                         CAD         7,500,000       5,942,515
6.00% due 6/01/08                         CAD        16,260,000      11,908,763
8.00% due 6/01/23                         CAD         7,165,000       6,553,949
                                                                   ------------
                                                                     29,535,293
                                                                   ------------
COLOMBIA -- 1.0%
Republic of Colombia
3.00% due 12/22/00                        SPV       350,000,000       2,684,950
                                                                   ------------
CROATIA -- 1.0%
Republic of Croatia
6.50% due 7/31/06                                  $    610,137         561,326
6.50% due 7/31/10                                  $  2,280,000       2,026,464
                                                                   ------------
                                                                      2,587,790
                                                                   ------------
DENMARK -- 2.5%
Kingdom of Denmark
6.00% due 11/15/02                        DKK        22,000,000       3,353,777
8.00% due 5/15/03                         DKK        12,950,000       2,139,173
8.00% due 3/15/06                         DKK         6,210,000       1,068,463
                                                                   ------------
                                                                      6,561,413
                                                                   ------------
FINLAND -- 2.5%
Republic of Finland
7.25% due 4/18/06                         FIM        16,000,000       3,379,050
6.00% due 4/25/08                         FIM         9,000,000       1,772,939
8.25% due 10/15/10                        FIM         7,000,000       1,631,725
                                                                   ------------
                                                                      6,783,714
                                                                   ------------
FRANCE -- 7.0%
Government of France
8.25% due 2/27/04                         FRF         2,700,000    $    528,232
7.75% due 10/25/05                        FRF        14,510,000       2,841,170
5.50% due 10/25/07                        FRF        20,000,000       3,443,687
5.25% due 4/25/08                         FRF        71,000,000      12,057,361
                                                                   ------------
                                                                     18,870,450
                                                                   ------------
GERMANY -- 6.1%
Bundesrepublik
6.50% due 7/04/27                         DEM        18,452,000      11,588,088
                                                                   ------------
Republic of Germany
7.125% due 12/20/02                       DEM         3,620,000       2,217,932
7.375% due 1/03/05                        DEM         1,410,000         893,591
6.00% due 7/04/07                         DEM         2,890,000       1,718,169
                                                                   ------------
                                                                     16,417,780
                                                                   ------------
GREAT BRITAIN -- 10.0%
U. K. Treasury Bonds
8.00% due 12/07/00                        GBP           900,000       1,563,765
6.75% due 11/26/04                        GBP           200,000         349,803
8.50% due 12/07/05                        GBP         8,455,000      16,356,887
7.25% due 12/07/07                        GBP         4,757,000       8,814,899
                                                                   ------------
                                                                     27,085,354
                                                                   ------------
GREECE -- 6.0%
Hellenic Republic
11.10% due 6/17/03                        GRD        64,800,000         206,938
                                                                   ------------
Republic of Greece
11.00 due 10/23/03                        GRD       294,000,000         943,093
8.80 due 6/19/07                          GRD     4,469,800,000      14,974,448
                                                                   ------------
                                                                     16,124,479
                                                                   ------------
ITALY -- 2.4%
Republic of Italy
7.25% due 11/01/26                        ITL     9,595,000,000       6,607,921
                                                                   ------------
JAPAN -- 7.8%
Japan Government Bonds
4.80% due 6/21/99                         JPY        50,000,000         396,290
4.50% due 6/20/03                         JPY       337,000,000       2,968,167
4.10% due 12/22/03                        JPY       816,000,000       7,117,340
2.60% due 9/20/07                         JPY     1,323,900,000      10,775,070
                                                                   ------------
                                                                     21,256,867
                                                                   ------------
NETHERLANDS -- 1.1%
Dutch Government Bonds
6.25% due 7/15/98                         NLG         4,900,000       2,436,780
8.25% due 2/15/07                         NLG           800,000         484,926
                                                                   ------------
                                                                      2,921,706
                                                                   ------------
NEW ZEALAND -- 1.3%
New Zealand Government Bonds
10.00% due 3/15/02                        NED           920,000         555,104
8.00% due 4/15/04                         NED         4,880,000       2,824,717
                                                                   ------------
                                                                      3,379,821
                                                                   ------------
PHILIPPINES -- 0.1%
International Bank Reconstruction
10.25% due 4/11/02                        PHP        19,000,000    $    378,580
                                                                   ------------
SPAIN -- 2.6%
Government of Spain
10.25% due 11/30/98                       ESP        22,000,000         149,204
10.90% due 8/30/03                        ESP       328,400,000       2,758,625
10.50% due 10/30/03                       ESP       300,000,000       2,496,422
10.00% due 2/28/05                        ESP       187,760,000       1,584,803
                                                                   ------------
                                                                      6,989,054
                                                                   ------------
SWEDEN -- 7.0%
Kingdom of Sweden
10.25% due 5/05/00                        SEK        94,600,000      13,431,440
13.00% due 6/15/01                        SEK         7,000,000       1,107,613
8.00% due 5/15/07                         SEK           900,000         138,460
9.00% due 4/20/09                         SEK        24,800,000       4,135,373
                                                                   ------------
                                                                     18,812,886
                                                                   ------------
UNITED STATES -- 10.6%
Federal Home Loan Mortgage Corp.
4.647% due 2/15/02                                 $  5,000,000       4,849,100
                                                                   ------------
Government National Mortgage Association
7.00% due 7/20/25                                  $  2,270,884       2,320,912
7.00% due 9/20/25                                  $  1,081,668       1,105,498
United States Treasury Inflationary
 Index Notes
3.625% due 7/15/02                                 $ 20,620,932      20,382,555
                                                                   ------------
                                                                     28,658,065
                                                                   ------------
TOTAL FIXED INCOME                                                 $236,558,126
                                                                   ------------
SHORT-TERM OBLIGATIONS -- 72.6%
-------------------------------------------------------------------------------
American Express Credit
5.49% due 5/15/98                                  $  4,500,000       4,490,393
5.53% due 5/15/98                                  $  3,000,000       2,993,548
                                                                   ------------
Ameritech Corp.
5.49% due 5/13/98                                  $  8,500,000       8,484,445
5.49% due 5/14/98                                  $  1,000,000         998,018
                                                                   ------------
Bellsouth Telecommunications Inc.
5.48% due 6/05/98                                  $  1,300,000       1,293,074
                                                                   ------------
Caisse D. Amortissement
5.51% due 5/04/98                                  $ 13,000,000      12,994,031
                                                                   ------------
Canada Government
5.50% due 5/08/98                                  $  3,100,000       3,096,685
                                                                   ------------
Coca Cola Co.
5.49% due 5/01/98                                  $  6,000,000       6,000,000
                                                                   ------------
E I du Pont de Nemours & Co.
5.50% due 6/22/98                                  $  8,000,000    $  7,936,444
                                                                   ------------
Ford Motor Credit Co.
5.52% due 5/07/98                                  $ 10,000,000       9,990,800
                                                                   ------------
General Electric Capital Corp.
5.51% due 5/04/98                                  $  4,000,000       3,998,163
5.51% due 5/11/98                                  $  1,700,000       1,697,398
5.66% due 6/11/98                                  $  6,000,000       5,961,323
                                                                   ------------
International Business Machines
5.51% due 5/06/98                                  $ 10,000,000       9,992,347
                                                                   ------------
KFW International Financing Inc.
5.49% due 5/06/98                                  $  3,700,000       3,697,179
5.49% due 5/11/98                                  $  2,700,000       2,695,883
5.48% due 6/10/98                                  $  3,100,000       3,081,124
                                                                   ------------
Kingdom of Sweden
5.48% due 6/11/98                                  $  6,100,000       6,061,929
                                                                   ------------
Motorola Inc.
5.47% due 6/22/98                                  $  4,400,000       4,365,235
5.50% due 5/21/98                                  $  7,000,000       6,978,611
                                                                   ------------
National Rural Utilities
 Coop. Financing
5.47% due 6/05/98                                  $ 13,000,000      12,930,865
                                                                   ------------
New Center Asset Trust
5.50% due 6/19/98                                  $  9,100,000       9,031,876
                                                                   ------------
Oesterreichische Kontrollbank
5.48% due 5/22/98                                  $ 13,000,000      12,958,443
                                                                   ------------
Proctor & Gamble Co.
5.51% due 5/12/98                                  $  4,900,000       4,891,750
5.51% due 5/14/98                                  $  7,800,000       7,784,480
                                                                   ------------
Province of British Columbia
5.48% due 6/08/98                                  $  7,900,000       7,854,303
                                                                   ------------
Shell Oil Co.
5.48% due 5/15/98                                  $ 11,200,000      11,176,132
                                                                   ------------
Southwestern Bell Capital Corp.
5.48% due 6/12/98                                  $  4,900,000       4,868,673
5.50% due 5/22/98                                  $  8,100,000       8,074,013
                                                                   ------------
State Street Repurchase Agreement
5.50% due 5/01/98                                  $    967,000         967,000
                                                                   ------------
Tampa Electric Co.
5.49% due 5/14/98                                  $  6,300,000       6,287,510
                                                                   ------------
United States Treasury Bills
5.08% due 6/25/98                                  $     70,000          69,457
4.975% due 7/23/98                                 $     70,000          69,219
4.99% due 7/23/98                                  $    420,000         415,313
                                                                   ------------
Wisconsin Electric Power Co.
5.49% due 5/13/98                                  $  1,900,000       1,896,523
                                                                   ------------
TOTAL SHORT-TERM OBLIGATIONS                                        196,082,187
                                                                   ------------
TOTAL INVESTMENTS                                         160.3%    432,640,313
(Identified Cost $432,584,120)
OTHER ASSETS, LESS LIABILITIES                            (60.3)   (162,795,635)
                                                          -----    ------------
TOTAL NET ASSETS                                          100.0%   $269,844,678
                                                          =====    ============

See notes to financial statements

FOREIGN CURRENCY LEGEND
-------------------------------------------------------------------------------
Symbol ...............................................................Country
AUD ................................................................Australia
BF ...................................................................Belgium
CAD ...................................................................Canada
SPV .................................................................Columbia
USD ..................................................................Croatia
DKK ..................................................................Denmark
FIM ..................................................................Finland
FRF ...................................................................France
DEM ..................................................................Germany
GBP ............................................................Great Britain
GRD ...................................................................Greece
ITL ....................................................................Italy
JPY ....................................................................Japan
NLG ..............................................................Netherlands
NED ..............................................................New Zealand
PHP ..............................................................Philippines
ESP ....................................................................Spain
SEK ...................................................................Sweden

FOREIGN BOND PORTFOLIO
(Unaudited)
SWAP AGREEMENTS WHICH WERE OPEN AT APRIL 30, 1998 ARE AS FOLLOWS:

                                                                   UNREALIZED
  NOTIONAL                                              COUNTER   APPRECIATION/
   AMOUNT      CURRENCY    DESCRIPTION                   PARTY   (DEPRECIATION)
  -------      -------     ----------                   -------   ------------
3,195,108,916    GRD       To make or receive         Lehman Bros.  (513,219)
                           quarterly interest
                           payments in Greek Drachma
                           the difference between A)
                           a fixed rate of 13.77% over
                           through 3/13/2000 based on
                           B) the 6 month LIBOR RATE

FUTURES CONTRACTS WHICH WERE OPEN AT APRIL 30, 1998 ARE AS FOLLOWS:

                                                              AGGREGATE
                                     NUMBER OF                FACE VALUE   EXPIRATION   UNREALIZED
    CONTRACTS                        CONTRACTS CURRENCY      OF CONTRACTS     DATE       GAIN/LOSS
    ---------                       ---------- --------     -------------   ---------    ---------
Japan Government 10-Year Bond (Buy)     17        JPY       1,700,000,000   June 1998    $220,739
                                                                                         ========

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT APRIL 30, 1998 ARE AS FOLLOWS:

                                                                                             UNREALIZED
                                         MARKET          AGGREGATE     DELIVERY DATE        APPRECIATION
       CURRENCY         COUNTRY           VALUE         FACE VALUE      OF CONTRACTS        (DEPRECIATION)
       --------        ---------       -----------      -----------     -----------          ------------
Baht (Buy) .........   Thailand        $ 1,325,990      $ 1,318,463      July 1998                7,527
Deutsche Mark (Sell)   Germany          11,486,245       11,164,807      May 1998              (321,438)
Deutsche Mark (Buy)    Germany           4,458,946        4,398,021      May 1998                60,925
Deutsche Mark (Buy)    Germany          21,732,554       21,604,332      June 1998              128,222
Deutsche Mark (Sell)   Germany          15,201,591       15,192,972      June 1998               (8,619)
Deutsche Mark (Buy)    Germany          20,300,407       20,043,619      July 1998              256,788
Deutsche Mark (Sell)   Germany           7,050,508        7,049,739      July 1998                 (769)
Dollar (Buy) .......   Australia         3,288,515        3,287,326      July 1998                1,189
Dollar (Buy) .......   Canada           21,939,046       22,105,238      June 1998             (166,192)
Dollar (Sell) ......   Canada            1,667,309        1,673,937      March 1998               6,628
Dollar (Sell) ......   New Zealand       2,917,547        2,975,023      May 1998                57,476
Dollar (Buy) .......   New Zealand          81,172           81,741      July 1998                 (569)
Drachma (Sell) .....   Greece            1,623,679        1,588,117      May 1998               (35,562)
Drachma (Sell) .....   Greece              122,943          121,450      June 1998               (1,493)
Drachma (Sell) .....   Greece            1,572,617        1,562,222      August 1998            (10,395)
Franc (Buy) ........   Belgium           9,717,597        9,600,344      May 1998               117,253
Franc (Buy) ........   France           26,931,428       26,695,331      May 1998               236,097
Franc (Sell) .......   France              189,946          184,496      May 1998                (5,450)
Franc (Buy) ........   Switzerland      11,366,773       11,185,618      May 1998               181,155
Franc (Sell) .......   Switzerland       8,037,612        8,136,983      May 1998                99,371
Franc (Sell) .......   Switzerland      28,341,338       28,730,443      June 1998              389,105
Franc (Buy) ........   Switzerland      25,757,099       25,798,328      June 1998              (41,229)
Guilder (Buy) ......   Netherlands       4,050,669        4,000,342      May 1998                50,327
Guilder (Sell) .....   Netherlands         135,849          131,842      May 1998                (4,007)
Guilder (Buy) ......   Netherlands       7,330,517        7,182,689      June 1998              147,828
Krone (Buy) ........   Norway            7,700,850        7,547,642      May 1998               153,208
Krone (Buy) ........   Norway            5,979,531        5,918,183      June 1998               61,348
Krone (Buy) ........   Norway            2,210,453        2,216,822      July 1998               (6,369)
Krone (Buy) ........   Denmark           2,667,174        2,669,833      July 1998               (2,659)
Krone (Buy) ........   Sweden            5,710,484        5,528,786      May 1998               181,698
Lira (Buy) .........   Italy            26,270,109       26,262,370      January 1998             7,739
Markka (Sell) ......   Finland           3,235,313        3,180,833      May 1998               (54,480)
Markka (Buy) .......   Finland             444,562          445,461      July 1998                 (899)
Markka (Sell) ......   Finland           1,948,873        1,948,330      August 1998               (543)
Peseta (Buy) .......   Spain            11,741,003       11,750,816      May 1998                (9,813)
Pound (Sell) .......   Great Britain       340,324          340,068      June 1998                 (256)
Pound (Buy) ........   Great Britain    18,103,896       18,063,962      June 1998               39,934
Pound (Buy) ........   Great Britain     9,384,828        9,377,575      January 1998             7,253
Pound (Buy) ........   Ireland           1,466,779        1,471,565      July 1998               (4,786)
Schilling (Buy) ....   Austria           3,547,699        3,559,286      July 1998              (11,587)
Won (Buy) ..........   Korea               816,870          787,770      May 1998                29,100
Yen (Buy) ..........   Japan            67,233,793       70,818,429      May 1998            (3,584,636)
Yen (Sell) .........   Japan             5,444,450        5,629,364      May 1998               184,914
Yen (Buy) ..........   Japan               261,736          267,495      June 1998               (5,759)
Yen (Sell) .........   Japan             3,304,321        3,371,183      June 1998               66,862
Yen (Sell) .........   Japan             1,313,020        1,319,242      July 1998                6,222
                                                                                            -----------
                                                                                            $(1,799,341)
                                                                                            ===========

FOREIGN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (Unaudited)
------------------------------------------------------------------------------
ASSETS:
Investments, at value (Note1A) (Identified Cost, $432,584,120)    $432,640,313
Foreign currency at value (Cost $1,666,442)                          1,578,476
Cash                                                                       779
Receivable for securities sold                                      10,222,065
Receivable for forward contracts                                     2,478,169
Interest receivable                                                  3,830,128
Receivable for daily variation on future contracts                      77,175
Other assets                                                            71,504
------------------------------------------------------------------------------
 Total assets                                                      450,898,609
------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                   176,041,587
Payable for forward contracts                                        4,277,510
Swap agreements                                                        513,219
Payable to affiliates--Management fees (Note 2)                         46,449
Accrued expenses                                                       175,166
------------------------------------------------------------------------------
 Total liabilities                                                 181,053,931
------------------------------------------------------------------------------
NET ASSETS                                                        $269,844,678
------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interest                           $269,844,678
------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 1, 1997
(COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
------------------------------------------------------------------------------
INCOME:
Interest (Note 1B) (net of foreign tax of $3,781)                  $ 6,626,391
------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                            $  670,653
Custody and Fund Accounting fees                       196,985
Auditing services                                       17,300
Legal services                                          10,730
Trustees fees                                            2,594
Printing                                                 2,264
Miscellaneous                                            1,695
------------------------------------------------------------------------------
 Total expenses                                                        902,221
------------------------------------------------------------------------------
Net investment income                                                5,724,170
------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
Net unrealized depreciation of investments,
 forward currency contracts, foreign currency,
 futures, written options and other assets and
 liabilities                                        (1,231,560)
Add unrealized depreciation from contributed
 assets (Note 1)                                     2,101,991
------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                   870,431
Net realized (loss) from investments, forward
 currency contracts, foreign currency transactions,
 futures and written options                                        (6,969,449)
------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
 foreign currency                                                   (6,099,018)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  (374,848)
------------------------------------------------------------------------------

See notes to financial statements

FOREIGN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 1, 1997
(COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                             $  5,724,170
Net change in unrealized appreciation of investments,
 forward currency contracts, foreign currency, futures,
 written options and other assets and liabilities                      870,431
Net realized (loss) from investments, forward currency contracts,
 foreign currency transactions, futures and written options         (6,969,449)
------------------------------------------------------------------------------
 Net decrease in net assets resulting from operations                 (374,848)
------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
Proceeds from contributions                                        314,811,760
Value of withdrawals                                               (44,592,234)
------------------------------------------------------------------------------
 Net increase in net assets from capital transactions              270,219,526
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
NET ASSETS:
Beginning of period                                                     --
------------------------------------------------------------------------------
End of period                                                     $269,844,678
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR THE PERIOD NOVEMBER 1, 1997
(COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $269,845
Ratio of expenses to average net assets                                   0.74%+
Ratio of net investment income to average net assets                      4.69%+
Portfolio turnover                                                         285%
------------------------------------------------------------------------------

+ Annualized

See notes to financial statements

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Foreign Bond Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust") is registered under the U.S. Investment Company Act of 1940, as amended, as an open-end, management investment company which was organized as a trust under the laws of the State of New York. The Declaration of the Trust permits the Trustees to issue beneficial interests in the Portfolio. Citibank, N.A. ("Citibank" or the Manager) is the Investment Manager of the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997 (Commencement of Operations) the CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 transferred a portion of its investable assets in amount of $37,806,736, $69,713,620, $91,158,260,
$19,592,443 including $(434,418), $(669,939), $(836,241), $(161,393) of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio is as follows:

   A. Investment Security Valuations Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreign bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld. Reclaims of recoverable foreign taxes are the responsibility of the qualified investors.

   C. Foreign Currency Translation The accounting records of the Portfolio is maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.

   D. Forward Foreign Currency Contracts The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   E. U.S. Federal Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

   F. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   G. Futures contracts The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other portfolio investments.

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed or expires. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H. Purchased Options The premium paid by the Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, the Portfolio will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

   I. Swap Agreements To the extent permitted under their respective investment policies, the Portfolio may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Portfolio may also enter into interest rate swap agreements which involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily. Unrealized gains or losses are reported as an asset or a liability in the statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such a payment is paid or received.

   Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

   J. Written Options When a Portfolio writes an option, the premium received by the Portfolio is presented in the Portfolio's Statement of Assets and Liabilities as an asset with an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the portfolio purchases upon exercise of the option.

   The risk in writing a call option is that the Portfolio relinquished the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option the Portfolio assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts terms.

   K. Other Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolios. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to Pimco (the "Sub-Adviser"). Citibank is a wholly-owned subsidiary of Citicorp. Citibank recently announced its intention to merge with the Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fee paid to Citibank, amounted to $255,253 for the period November 1, 1997 (Commencement of Operations) to April 30, 1998. Citibank management fees are computed at the annual rate of 0.55% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages specified below of the aggregate assets of the Portfolio allocated to the Subadviser 0.35% on first $200 million, 0.30% on remaining assets.

   The fees paid to the Sub-adviser amount to $415,400 for the period ended April 30, 1998.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of securities, other than short-term obligations, aggregated $654,744,490 and $646,939,131 respectively for the six months ended April 30, 1998, were as follows:

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

 Aggregate Cost                                              $432,584,120
-------------------------------------------------------------------------
 Gross unrealized appreciation                               $  3,282,807
 Gross unrealized depreciation                                 (3,206,614)
-------------------------------------------------------------------------
 Net unrealized appreciation                                 $     56,193
-------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with the CitiFunds/CitiSelect, entered into a line of credit agreement with a bank which allows the Portfolios collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1998, the commitment fee allocated to the Portfolio was $234. Since the line of credit was established, there have been no borrowings.

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS   April 30, 1998
(Unaudited)

ISSUER                                               SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.2%
--------------------------------------------------------------------------------
AUSTRIA -- 0.8%
--------------------------------------------------------------------------------
Bohler-Uddeholm                                        31,283      $  2,306,615
                                                                   ------------
AUSTRALIA -- 2.8%
--------------------------------------------------------------------------------
Australia & New Zealand Banking Group                 658,440         4,596,592
Pioneer International, Ltd.                           641,253         1,831,968
Quantas Airways                                       736,479         1,124,062
                                                                   ------------
                                                                      7,552,622
                                                                   ------------
CANADA -- 3.9%
--------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce                     74,481         2,648,595
Imasco, Ltd.                                           97,661         3,677,783
Noranda, Inc.                                         194,180         4,005,951
                                                                   ------------
                                                                     10,332,329
                                                                   ------------
FINLAND -- 3.0%
--------------------------------------------------------------------------------
Metra AB                                              104,655         2,632,419
The Rauma Group Oy                                     71,693         1,342,615
UPM-Kymmene Oy                                        136,958         4,111,305
                                                                   ------------
                                                                      8,086,339
                                                                   ------------
FRANCE -- 9.5%
--------------------------------------------------------------------------------
Elf Aquitaine                                          27,480         3,607,007
La Farge                                                4,646           426,650
La Farge Coppee                                        55,760         5,268,953
Pernod-Ricard                                          51,516         3,556,669
SEITA                                                 111,821         5,022,737
Societe Generale                                       25,055         5,218,576
Usinor Sacilor                                        149,563         2,239,340
                                                                   ------------
                                                                     25,339,932
                                                                   ------------
GERMANY -- 4.6%
--------------------------------------------------------------------------------
Commerzbank AG                                        115,367         4,448,690
Draegerwerk AG                                        124,818         2,879,533
Dyckerhoff AG                                          10,781         3,712,718
Vossloh AG                                             21,227         1,383,945
                                                                   ------------
                                                                     12,424,886
                                                                   ------------
GREAT BRITAIN -- 24.6%
--------------------------------------------------------------------------------
Abbey National                                        230,727         4,334,072
Allied Domecq PLC                                     451,470         4,644,318
BTR PLC                                             1,197,982         3,982,680
B.A.T. Industries                                     456,388         4,305,576
Coats Viyella                                       1,714,716         2,667,430
Commercial Union                                      280,488         5,250,036
Cookson Group                                       1,050,730         4,719,037
Elementis                                             411,878         1,047,201
Hanson                                                770,119         4,544,047
Hillsdown Holdings                                  1,618,438         4,845,817
Hyder                                                 221,420         3,562,951
Lex Service                                           366,400         3,707,907
Mckenchnie                                            264,175         2,200,589
National Westminister Bank                             83,836         1,678,582
Powergen                                              273,236         3,692,897
Safeway                                               501,006         2,987,586
Tate & Lyle                                           277,800         2,230,445
Tomkins                                               913,067         5,376,049
                                                                   ------------
                                                                     65,777,220
                                                                   ------------
HONG KONG -- 7.0%
--------------------------------------------------------------------------------
Clp Holdings, Ltd.                                    545,500         2,619,752
Dao Heng Bank Group, Ltd.                             867,000         2,563,168
Dickson Concepts International, Ltd.                  612,833           846,542
HSBC Holdings                                          62,716         1,789,341
Hang Lung  Development Co.                          1,602,635         2,089,674
Hong Kong  Telecommunications                         850,200         1,591,518
New World Development Co.                             873,790         2,487,357
South China Morning Post                            1,577,486           946,980
Swire Pacific                                         736,000         3,677,150
                                                                   ------------
                                                                     18,611,482
                                                                   ------------
IRELAND -- 3.1%
--------------------------------------------------------------------------------
Greencore Group                                       612,240         3,738,663
Jefferson Smurfit Group                             1,243,360         4,625,387
                                                                   ------------
                                                                      8,364,050
                                                                   ------------
ITALY -- 1.7%
--------------------------------------------------------------------------------
Eni Spa                                               664,100         4,459,576
                                                                   ------------
JAPAN -- 10.9%
--------------------------------------------------------------------------------
Koito Manufacturing  Co.                              405,000         2,081,004
Kyocera Corp.                                          79,700         4,179,523
MOS Food Services                                     194,000         2,470,077
NSK, Ltd.                                             536,000         1,927,883
Nichicon Corp.                                        255,000         2,774,671
Nintendo Co.                                           45,900         4,210,564
Promise Co.                                            76,000         3,859,151
Sekisui Chemical Co.                                  219,000         1,203,060
Sony Corp.                                             24,100         2,004,995
Suzuki Motor Corp.                                    304,000         2,614,115
Yodogawa Steel Works                                  456,000         1,929,575
                                                                   ------------
                                                                     29,254,618
                                                                   ------------
MALAYSIA -- 0.8%
--------------------------------------------------------------------------------
Genting Berhad                                        458,600         1,524,568
Malaysian International  Shipping Berhad              316,000           550,670
                                                                   ------------
                                                                      2,075,238
                                                                   ------------
NETHERLANDS -- 7.4%
--------------------------------------------------------------------------------
ABN Amro Holdings NV                                  149,597         3,643,469
Akzo Nobel NV                                          23,337         4,748,036
Hollandsche Beton Groep                               101,730         2,120,109
ING Groep NV                                           82,133         5,338,381
Koninklijke PTT                                        74,956         3,873,772
                                                                   ------------
                                                                     19,723,767
                                                                   ------------
NEW ZEALAND -- 0.4%
--------------------------------------------------------------------------------
Fletcher Challenge Building                           608,789         1,230,984
                                                                   ------------
NORWAY -- 1.9%
--------------------------------------------------------------------------------
Kvaerner ASA                                           40,737         1,808,336
Nycomed Amersham                                      101,706         3,300,836
                                                                   ------------
                                                                      5,109,172
                                                                   ------------
SINGAPORE -- 0.4%
--------------------------------------------------------------------------------
Fraser & Neave, Ltd.                                  225,000         1,009,479
                                                                   ------------
SPAIN -- 2.2%
--------------------------------------------------------------------------------
Banco Santander SA                                    113,270         5,987,023
                                                                   ------------
Sweden -- 2.5%
--------------------------------------------------------------------------------
Electrolux AB                                          45,130         4,197,055
Gettinge Industries                                   109,745         2,438,148
                                                                   ------------
                                                                      6,635,203
                                                                   ------------
SWITZERLAND -- 9.9%
--------------------------------------------------------------------------------
Forbo Holdings                                          8,564         4,394,722
Nestle SA                                               2,463         4,776,628
Saurer AG                                               3,500         3,533,822
Schweizerische Rueckversicherungs-Gesellschaft          2,317         5,111,143
Schweizerische Industrie-Gesellschaft Holding AG        7,048         5,861,982
Sulzer AG                                               3,764         2,696,634
                                                                   ------------
                                                                     26,374,931
                                                                   ------------
UNITED STATES -- 0.8%
--------------------------------------------------------------------------------
Jardine Matheson                                      492,000         2,076,240
                                                                   ------------

WARRANTS -- 0.0%
--------------------------------------------------------------------------------
Bolton Properties* Exp. 9/15/01                        23,750             1,464
                                                                   ------------

TOTAL COMMON STOCKS                                                 262,733,170
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 2.3%
--------------------------------------------------------------------------------
State Street Repurchase Agreement 5.00% due 5/01/98
   proceeds at maturity $6,192,860 (collateralized
   by $6,170,000 U.S. Treasury Note 5.625% due
   11/30/99, valued at $6,316,538)                                    6,192,000
                                                                   ------------

TOTAL INVESTMENTS (Identified Cost $226,173,839)       100.5%       268,925,170

OTHER ASSETS, LESS LIABILITIES                          (0.5)        (1,436,005)
                                                       -----       ------------
NET ASSETS                                             100.0%      $267,489,165
                                                       =====       ============

* Non income producing

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $226,173,839)     $268,925,170
Foreign currency, at value (Cost $428,131)                              424,078
Cash                                                                        382
Dividends and interest receivable                                     1,269,765
Receivable for investments sold                                         350,810
--------------------------------------------------------------------------------
  Total assets                                                      270,970,205
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     3,067,271
Payable to affiliates--Management fees (Note 2)                         173,906
Accrued expenses and other liabilities                                  239,863
--------------------------------------------------------------------------------
  Total liabilities                                                   3,481,040
--------------------------------------------------------------------------------
NET ASSETS                                                         $267,489,165
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $267,489,165
--------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME: (Note 1B)
Dividend income (net of foreign withholding tax of $449,557)       $2,840,752
Interest income                                                       175,511
----------------------------------------------------------------------------------------------
  Total investment income                                                          $ 3,016,263
----------------------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                              995,465
Custody and Fund Accounting fees                                      178,672
Audit fees                                                             17,300
Legal fees                                                             10,730
Trustees fees                                                           2,602
Miscellaneous                                                           2,232
----------------------------------------------------------------------------------------------
  Total expenses                                                                     1,207,001
----------------------------------------------------------------------------------------------
Net investment income                                                                1,809,262
----------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investment transactions                (2,435,338)
Net realized gain (loss) on foreign exchange currency transactions     (8,067)
----------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                          (2,443,405)
----------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments          42,747,278
Less: unrealized appreciation from contributed assets              12,088,710
----------------------------------------------------------------------------------------------
Unrealized appreciation of investments                                              30,658,568
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) of investments                            28,215,163
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $30,024,425
----------------------------------------------------------------------------------------------

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                              $  1,809,262
Net realized gain on investment transactions (2,443,405)
Unrealized appreciation of investments                               30,658,568
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 30,024,425
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         564,751,446
Value of withdrawals                                               (327,286,706)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions     237,464,740
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                                         267,489,165
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                          --
--------------------------------------------------------------------------------
End of period                                                      $267,489,165
--------------------------------------------------------------------------------


INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                             $267,489
Ratio of expenses to average net assets                                  0.97%*
Ratio of net investment income to average net assets                     1.45%*
Portfolio turnover                                                         19%
--------------------------------------------------------------------------------

 *  Annualized

See notes to financial statements

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES International Portfolio (the "Portfolio"), a separate series of The Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997 (Commencement of Operations) the CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $13,468,512, $45,037,659, $115,488,801 and $69,902,939 including $657,730, $2,460,410,
$6,297,679 and $2,672,891, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreign bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld. Reclaims of recoverable foreign taxes are the responsibility of the qualified investors.

   C. Foreign Currency Translation The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.

   D. Forward Foreign Currency Contracts The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   E. U.S. Federal Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

   F. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG.

   Citibank has delegated the daily management of the Portfolio to Hotchkis and Wiley (the "Subadviser"). Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fee paid to Citibank, amounted to $458,183 for the period November 1, 1997 (Commencement of Operations) to April 30, 1998. Management fees are computed at the annual rate of 0.80% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser: 0.60% on first $10 million, 0.55% on next $40 million, 0.45% on next $100 million, 0.35% on next $150 million, 0.30% on remaining assets.

   The management fees paid to the Subadviser amounted to $537,282 for the period ended April 30, 1998.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $46,022,137 and $46,351,760, respectively, for the period November 1, 1997 (Commencement of Operations) to April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $226,173,839
--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $ 55,646,091
Gross unrealized depreciation                                       (12,894,760)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 42,751,331
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to April 30, 1998, the commitment fee allocated to the Portfolio was $242. Since the line of credit was established, there have been no borrowings.

Short-Term Portfolio
PORTFOLIO OF INVESTMENTS                                    April 30, 1998
(Unaudited)

                                                     PRINCIPAL
ISSUER                                                AMOUNT         VALUE
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 99.4%
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 15.8%
-------------------------------------------------------------------------------
Bank of Nova Scotia
   5.65% due 3/29/99                               $  4,000,000    $  3,995,504
Bank of Tokyo Mitsubishi Ltd.
   6.00% due 5/12/98                                  5,000,000       5,000,000
Deutsche Bank
   5.85% due 10/20/98                                 2,000,000       2,000,359
Societe Generale Bank
   5.75% due 4/06/99                                  4,000,000       3,998,682
                                                                   ------------
                                                                     14,994,545
                                                                   ------------
COMMERCIAL PAPER -- 32.9%
-------------------------------------------------------------------------------
Bankers Trust N.Y
   5.97% due 10/27/98                                 3,000,000       3,002,103
Barclays Bank PLC
   5.82% due 10/05/98                                 2,900,000       2,900,115
Barton Capital Corp.
   5.52% due 6/12/98                                  4,000,000       3,974,240
Centric Capital Corp.
   5.52% due 6/08/98                                  4,000,000       3,976,693
FCC National Bank
   5.837% due 6/24/98                                 5,000,000       5,004,820
Goldman Sachs Group LP
   5.62% due 6/12/98                                  4,000,000       3,973,773
Receivables Capital Corp.
   5.53% due 5/18/98                                  4,000,000       3,989,554
Repeat Offering Securities
   5.55% due 5/18/98                                  4,500,000       4,463,231
                                                                   ------------
                                                                     31,284,529
                                                                   ------------
FLOATING RATE NOTES -- 31.1%
-------------------------------------------------------------------------------
Abbey National Treasury Services PLC
   5.54% due 1/20/99                                  4,000,000       3,991,988
Credit Agricole Indosuez N.Y.
   5.70% due 1/07/99                                  3,000,000       2,998,700
J. P. Morgan & Co.
   5.75% due 3/10/99                                  5,000,000       5,000,750
PNC Bank
   5.57% due 1/29/99                                  4,500,000       4,496,872
Rabobank Nederland N.V.
   5.78% due 10/05/98                                 3,000,000       3,000,330
Royal Bank Of Canada
   5.54% due 2/16/99                                  5,000,000       4,990,006
Toyota Motor Corp.
   5.73% due 3/10/99                                  5,000,000       4,998,750
                                                                   ------------
                                                                     29,477,396
                                                                   ------------
REPURCHASE AGREEMENTS -- 15.4%
-------------------------------------------------------------------------------
CIBC/Wood Gundy Repurchase Agreement 5.40%
   due 5/01/98 proceeds at maturity
   $5,000,750 (collateralized by $4,930,000
   FNMA Notes 6.55% due 2/12/05, valued
   at $5,133,222)                                  $  5,000,000    $  5,000,000
HSBC Repurchase Agreement
   5.62% due 5/01/98  proceeds at maturity
   $4,652,685 (collateralized by $4,334,000
   U.S. Treasury Bonds 6.75% due 8/15/26,
   valued at $4,754,918)                              4,652,000       4,652,000
Sanwa Repurchase Agreement
   5.45% due 5/01/98 proceeds at maturity
   $5,000,757 (collateralized by $11,252,000
   U.S. Treasury Strip Zero coupon due
   5/15/11, valued at $5,100,388)                     5,000,000       5,000,000
                                                                   ------------
                                                                     14,652,000
                                                                   ------------
UNITED STATES GOVERNMENT AGENCY -- 4.2%
-------------------------------------------------------------------------------
Federal Home Loan  Mortgage Discount
   Notes 5.42%  due 5/28/98                           4,000,000       3,983,740

TOTAL INVESTMENTS                                          99.4%     94,392,210
   (Identified Cost $94,408,006)
OTHER ASSETS, LESS LIABILITIES                              0.6         608,909
                                                          -----    ------------
NET ASSETS                                                100.0%   $ 95,001,119
                                                          =====    ============

See notes to financial statements

SHORT-TERM PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost $94,408,006)         $94,392,210
Cash                                                                         854
Interest receivable                                                      704,324
--------------------------------------------------------------------------------
 Total assets                                                         95,097,388
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate--Management fee (Note 2)                             18,261
Accrued expenses and other liabilities                                    78,008
--------------------------------------------------------------------------------
  Total liabilities                                                       96,269
--------------------------------------------------------------------------------
NET ASSETS                                                           $95,001,119
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                             $95,001,119
--------------------------------------------------------------------------------

SHORT-TERM PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                          $ 2,578,777
Expenses:
Management fees (Note 2)                                $112,483
Custody and Fund Accounting fees                          82,547
Auditing fees                                             10,600
Legal fees                                                 8,730
Trustees' fees                                             2,473
Other                                                      3,527
--------------------------------------------------------------------------------
 Total expenses                                                         220,360
--------------------------------------------------------------------------------
Net investment income                                                 2,358,417
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net unrealized depreciation of investments               (15,796)
Less unrealized appreciation from contributed assets
  (Note 1)                                                 7,254
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments                   (23,050)
Net realized gain (loss) from investment transactions                    14,294
--------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                  (8,756)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 2,349,661
--------------------------------------------------------------------------------

See notes to financial statements

SHORT-TERM PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                                               $ 2,358,417
Unrealized appreciation (depreciation) of investments                   (23,050)
Net realized gain on investment transactions                             14,294
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  2,349,661
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         314,176,886
Value of withdrawals                                               (221,525,428)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions                 92,651,458
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                           95,001,119
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                      --
--------------------------------------------------------------------------------
End of period                                                      $ 95,001,119
--------------------------------------------------------------------------------

SHORT-TERM PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)

RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)                                            $95,001
Ratio of expenses to average net assets                                 0.49% *
Ratio of net investment income to average net assets                    5.24% *
--------------------------------------------------------------------------------
* Annualized

See notes to financial statements

SHORT-TERM PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Short-Term Portfolio (the "Portfolio"), a separate series of the Asset Allocation Portfolios (the "Trust"), is registered under the U.S. Investment Company Act of 1940, as amended, as an open-end, management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citibank, N.A. ("Citibank") acts as the Investment Manager. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997 (Commencement of Operations) the CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 transferred a portion of its investable assets in the amount of $37,516,585, $13,484,141, $17,666,426 and $8,038,078 including $1,369,
$2,238, $2,239 and $1,408, respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank an SFG. Citibank is a wholly owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank is accrued daily and payable monthly. The management fees are computed at an annual rate of 0.25% of the Portfolio's average daily net assets. The management fees paid to Citibank amounted to $112,483 for the period November 1, 1997 (Commencement of Operations) to April 30, 1998. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases, maturities and sales of money market instruments aggregated $2,027,993,797 and $1,934,400,227, respectively, for the period November 1, 1997 (Commencement of Operations) to April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $ 94,408,006
--------------------------------------------------------------------------------
Gross unrealized appreciation                                           $ 4,283
Gross unrealized depreciation                                           (20,079)
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $ (15,796)
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period ended April 30, 1998, the commitment fee allocated to the Portfolio was $88. Since the line of credit was established, there have been no borrowings.